Income Taxes - Reconciliation of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax reconciliation [abstract]
Profit (loss) before taxation	$ (136.2)	$ 307.9	$ 180.6
Income tax and social contribution expense at the nominal Brazilian enacted tax rate - 34%	46.3	(104.7)	(61.4)
Tax on profits of overseas subsidiaries	(33.2)	(9.8)	(4.0)
Functional currency effect of the non monetary assets	(117.4)	(5.0)	206.1
Research and development tax incentives	27.7	43.8	36.5
Interest on own capital	3.0	16.9	6.1
Fiscal credits (recognized and non recognized)	(26.0)	19.3	(30.4)
Tax rate diference	30.9	5.3	(0.7)
Other difference between IFRS and fiscal basis	41.4	3.3	(90.9)
Other	(7.7)	3.0	(61.6)
Total income tax expense	(81.3)	76.8	61.1
Income tax and social contribution income (expense) benefit as reported	(35.0)	(27.9)	(0.3)
Current income tax and social contribution (expense) benefit as reported	(56.2)	(40.8)	(137.8)
Deferred income tax and social contribution income (expense) benefit as reported	$ 21.2	$ 12.9	$ 137.5